Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001967822
Registrant Name	Creative Global Technology Holdings Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES